ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,
	2015	2016

Accounts receivable	$286,797	$279,650
Allowance for doubtful accounts	(34,259)	(42,471)

	$252,538	$237,179

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2014	2015	2016

Balance at the beginning of year	$20,103	$25,691	$34,259
Additions	7,604	13,907	12,000
Written off	(2,104)	(5,499)	(714)
Translation adjustment	88	160	(3,074)

Balance at the end of year	$25,691	$34,259	$42,471